Share-based payments - Option grants outstanding (Details)	9 Months Ended	12 Months Ended
	May 31, 2024 shares $ / shares	Aug. 31, 2023 shares $ / shares
Share-based payments
Number of options, Beginning balance | shares	1,099,541	1,706,418
Number of options, Granted | shares	100,000	88,500
Number of options, Forfeited | shares	(14,409)	(268,158)
Number of options, Stock options modifications | shares		(370,000)
Number of options, Exercised | shares		(57,219)
Number of options, Ending Balance | shares	1,185,132	1,099,541
Weighted average exercise price, Beginning balance (in dollars per share) | $ / shares	$ 5.22	$ 9.45
Weighted average exercise price, Granted (in dollars per share) | $ / shares	2.78	5.80
Weighted average exercise price, Forfeited (in dollars per share) | $ / shares	5.22	9.65
Weighted average exercise price, Stock options modifications (in dollars per share) | $ / shares		5.78
Weighted average exercise price, Exercised (in dollars per share) | $ / shares		2.86
Weighted average exercise price, Ending balance (in dollars per share) | $ / shares	$ 5.02	$ 5.22